General and administrative expenses	6 Months Ended
Jun. 30, 2023
General And Administrative Expenses [Line Items]
General and administrative expenses
Note 6

General and administrative expenses

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Outsourcing costs 121 124 115 245 221
Technology costs 128 132 126 260 248
Consulting, legal and audit fees 160 108 123 268 227
Real estate and logistics costs 134 119 129 252 253
Market data services 101 99 89 200 182
Marketing and communication 44 34 43 78 74
Travel and entertainment 51 49 43 101 62
Litigation, regulatory and similar matters
1
55 721 220 776 277
Other 1,649 1,596 1,475 3,245 3,052
of which: shared services costs charged by UBS Group AG or its subsidiaries 1,460 1,385 1,348 2,845 2,738
Total general and administrative expenses 2,443 2,983 2,364 5,425 4,597
1 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15b for more information.